Fair Value Measurement	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 5: FAIR VALUE MEASUREMENT

We measure certain financial assets, including cash equivalents, at fair value on a recurring basis. In accordance with ASC 820-10-30, fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820-10-35 establishes a three-level hierarchy that prioritizes the inputs used in measuring fair value. The three hierarchy levels are defined as follows:

Level 1 — Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 — Valuations based on observable inputs (other than Level 1 prices), such as quoted prices for similar assets at the measurement date; quoted prices in markets that are not active; or other inputs that are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and involve management judgment and the reporting entity’s own assumptions about market participants and pricing.

The following table presents information about the Company’s warrant liabilities that are measured at fair value on a recurring basis, and indicates the fair value hierarchy of the valuation techniques the Company used to determine such fair value. See Note 13 for the inputs used for the probability weighted Black Scholes valuations when the warrants were issued and at June 30, 2018.

		Quote Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
Warrant liabilities at December 31, 2017	$858	-	-	$858
Warrant liabilities at June 30, 2018	$650	-	-	$650

The change in level 3 fair value is as follows:

Warrant liability as of December 31, 2017				$858
New warrant liabilities				-
Decrease in fair value of warrant liability				208
Ending warrant liability as of June 30, 2018				$650

NOTE 3: FAIR VALUE MEASUREMENT

We measure certain financial assets, including cash equivalents, at fair value on a recurring basis. In accordance with FASB ASC 820-10-30, fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC 820-10-35 establishes a three-level hierarchy that prioritizes the inputs used in measuring fair value. The three hierarchy levels are defined as follows:

Level 1 — Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 — Valuations based on observable inputs (other than Level 1 prices), such as quoted prices for similar assets at the measurement date; quoted prices in markets that are not active; or other inputs that are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and involve management judgment and the reporting entity’s own assumptions about market participants and pricing.

The following table presents information about the Company’s warrant liabilities that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company used to determine such fair value. In general, fair values determined by Level 1 inputs use quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs use data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

		Quote Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
Warrant liability at December 31, 2016	$3,316	-	-	$3,316
Reclassification of warrants from liabilities to equity per ASU 2017-11	$(2,611)	-	-	$(2,611)
Revised warrant liability at December 31, 2016	$705	-	-	$705
Warrant liability at December 31, 2017	$858	-	-	$858

The change in level 3 fair value is as follows:

Warrant liability December 31, 2016	$705
New warrant liabilities	-
Increase in fair value of warrant liability	153
Ending warrant liability as of December 31, 2017	$858